Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103-2799 troutman.com

John P. Falco

john.falco@troutman.com

March 1, 2021

Via EDGAR

U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549

Re:	Third Avenue Variable Series Trust 1933 Act File No. 333-81141 1940 Act File No. 811-09395

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), Third Avenue Variable Series Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to incorporate material changes into the Prospectus and Statement of Additional Information (“SAI”) for the FFI Strategies Portfolio (the “Portfolio”) which, upon effectiveness of the Amendment, will be renamed “Third Avenue Value Portfolio.” Specifically, the Trust’s Prospectus and SAI are being amended to reflect a change to the Portfolio’s investment strategy resulting from the resignation of Cadence Capital Management LLC as sub-adviser.

Pursuant to Rule 485(d)(2) of the Act, the Trust will file a subsequent amendment to the Trust’s Registration Statement pursuant to Rule 485(b) in order to update the financial statements and financial highlights for the Portfolio as well as to make other non-material changes.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact me at 215.981.4659 or in my absence, John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Joel L. Weiss, President of Third Avenue Variable Series Trust John M. Ford, Esq.